Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Schedule of allowance for doubtful accounts	The following table summarizes the allowance for doubtful accounts activity:
(in thousands)	Fair Value
Allowance for doubtful accounts as of December 31, 2020	$576
Additions (recoveries)	(54)
Deductions – write offs	(82)
Allowance for doubtful accounts as of December 31, 2021	$440
Additions (recoveries)	315
Deductions – write offs	(227)
Allowance for doubtful accounts as of December 31, 2022	$528

Schedule of useful life for property and equipment
Useful lives for property and equipment are as follows:
Property and Equipment	Estimated Useful Life
Software	3 years
Machinery and equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term